Derivative Assets And Liabilities (Outstanding Commodity-Related Derivatives) (Details)		12 Months Ended
		Dec. 31, 2016 barrels MMbtu Megawatt bushels	Dec. 31, 2015 barrels MMbtu Megawatt bushels
Maximum [Member]
Term Of Commodity Derivatives
Minimum [Member]
Term Of Commodity Derivatives
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Swing Swaps IFERC [Member]
Derivative, Nonmonetary Notional Amount		(5,662,500)
Term Of Commodity Derivatives		2017
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Fixed Swaps/Futures [Member]
Derivative, Nonmonetary Notional Amount		(52,652,500)	(14,380,000)
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Fixed Swaps/Futures [Member] | Maximum [Member]
Term Of Commodity Derivatives		2018	2018
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Fixed Swaps/Futures [Member] | Minimum [Member]
Term Of Commodity Derivatives		2017	2016
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Basis Swaps IFERC NYMEX [Member]
Derivative, Nonmonetary Notional Amount			(6,522,500)
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Forward Physical Contracts [Member]
Derivative, Nonmonetary Notional Amount		(22,492,489)
Term Of Commodity Derivatives		2017
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Fixed Swaps/Futures [Member]
Derivative, Nonmonetary Notional Amount		(682,500)	(602,500)
Term Of Commodity Derivatives		2017
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Fixed Swaps/Futures [Member] | Maximum [Member]
Term Of Commodity Derivatives			2017
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Fixed Swaps/Futures [Member] | Minimum [Member]
Term Of Commodity Derivatives			2016
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Basis Swaps IFERC NYMEX [Member]
Derivative, Nonmonetary Notional Amount	[1]		(31,240,000)
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Basis Swaps IFERC NYMEX [Member] | Maximum [Member]
Term Of Commodity Derivatives			2017
Short [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Basis Swaps IFERC NYMEX [Member] | Minimum [Member]
Term Of Commodity Derivatives			2016
Short [Member] | Natural Gas [Member] | Fair Value Hedging [Member] | Non Trading [Member] | Fixed Swaps/Futures [Member]
Derivative, Nonmonetary Notional Amount		(36,370,000)	(37,555,000)
Term Of Commodity Derivatives		2017	2016
Short [Member] | Natural Gas [Member] | Fair Value Hedging [Member] | Non Trading [Member] | Basis Swaps IFERC NYMEX [Member]
Derivative, Nonmonetary Notional Amount		(36,370,000)	(37,555,000)
Term Of Commodity Derivatives		2017	2016
Short [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Future [Member]
Derivative, Nonmonetary Notional Amount | Megawatt			(109,791)
Term Of Commodity Derivatives			2016
Short [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Options - Puts [Member]
Derivative, Nonmonetary Notional Amount | Megawatt		(50,400)
Term Of Commodity Derivatives		2017
Short [Member] | WTI Crude Oil [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Future [Member]
Derivative, Nonmonetary Notional Amount | barrels		(617,000)	(591,000)
Term Of Commodity Derivatives		2017
Short [Member] | WTI Crude Oil [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Future [Member] | Maximum [Member]
Term Of Commodity Derivatives			2017
Short [Member] | WTI Crude Oil [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Future [Member] | Minimum [Member]
Term Of Commodity Derivatives			2016
Short [Member] | Natural Gas Liquids [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Forward Swaps [Member]
Derivative, Nonmonetary Notional Amount | barrels		(5,786,627)	(8,146,800)
Term Of Commodity Derivatives		2017
Short [Member] | Natural Gas Liquids [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Forward Swaps [Member] | Maximum [Member]
Term Of Commodity Derivatives			2018
Short [Member] | Natural Gas Liquids [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Forward Swaps [Member] | Minimum [Member]
Term Of Commodity Derivatives			2016
Short [Member] | Refined Products [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Future [Member]
Derivative, Nonmonetary Notional Amount | barrels		(3,144,000)	(1,289,000)
Term Of Commodity Derivatives		2017
Short [Member] | Refined Products [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Future [Member] | Maximum [Member]
Term Of Commodity Derivatives			2017
Short [Member] | Refined Products [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Future [Member] | Minimum [Member]
Term Of Commodity Derivatives			2016
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Swing Swaps IFERC [Member]
Derivative, Nonmonetary Notional Amount			(71,340,000)
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Swing Swaps IFERC [Member] | Maximum [Member]
Term Of Commodity Derivatives			2017
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Swing Swaps IFERC [Member] | Minimum [Member]
Term Of Commodity Derivatives			2016
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Basis Swaps IFERC NYMEX [Member]
Derivative, Nonmonetary Notional Amount		(10,750,000)
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Basis Swaps IFERC NYMEX [Member] | Maximum [Member]
Term Of Commodity Derivatives		2018	2017
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Basis Swaps IFERC NYMEX [Member] | Minimum [Member]
Term Of Commodity Derivatives		2017	2016
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Forward Physical Contracts [Member]
Derivative, Nonmonetary Notional Amount			(21,922,484)
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Forward Physical Contracts [Member] | Maximum [Member]
Term Of Commodity Derivatives			2017
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Forward Physical Contracts [Member] | Minimum [Member]
Term Of Commodity Derivatives			2016
Long [Member] | Natural Gas [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Basis Swaps IFERC NYMEX [Member]
Derivative, Nonmonetary Notional Amount	[1]	(2,242,500)
Term Of Commodity Derivatives		2017
Long [Member] | Natural Gas [Member] | Fair Value Hedging [Member] | Non Trading [Member] | Hedged Item - Inventory (MMBtu) [Member]
Derivative, Nonmonetary Notional Amount		(36,370,000)	(37,555,000)
Term Of Commodity Derivatives		2017	2016
Long [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Options - Calls [Member]
Derivative, Nonmonetary Notional Amount | Megawatt		(186,400)	(1,300,647)
Term Of Commodity Derivatives		2017	2016
Long [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Future [Member]
Derivative, Nonmonetary Notional Amount | Megawatt		(109,564)
Long [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Future [Member] | Maximum [Member]
Term Of Commodity Derivatives		2018
Long [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Future [Member] | Minimum [Member]
Term Of Commodity Derivatives		2017
Long [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Options - Puts [Member]
Derivative, Nonmonetary Notional Amount | Megawatt			(260,534)
Term Of Commodity Derivatives			2016
Long [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Forwards Swaps [Member]
Derivative, Nonmonetary Notional Amount | Megawatt		(391,880)	(357,092)
Long [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Forwards Swaps [Member] | Maximum [Member]
Term Of Commodity Derivatives		2018	2017
Long [Member] | Power [Member] | Mark-To-Market Derivatives [Member] | Trading [Member] | Forwards Swaps [Member] | Minimum [Member]
Term Of Commodity Derivatives		2017	2016
Long [Member] | Corn [Member] | Mark-To-Market Derivatives [Member] | Non Trading [Member] | Future [Member]
Derivative, Nonmonetary Notional Amount | bushels		(1,580,000)	(1,185,000)
Term Of Commodity Derivatives		2017	2016

[1]	(1) Includes aggregate amounts for open positions related to Houston Ship Channel, Waha Hub, NGPL TexOk, West Louisiana Zone and Henry Hub locations.